Commitments and contingencies - Schedule of Commitment Under Operating Leases (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
2020	$ 153.8	$ 160.0
2021	154.0	159.2
2022	148.5	158.3
2023	148.7	151.7
2024	150.9	150.8
Thereafter	351.7	507.5
Operating leases, future minimum payments due	$ 1,107.6	$ 1,287.5